Note 6 - Leases	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Lessor, Operating Leases [Text Block]
6.	Leases

A. Lease arrangements, under which the Company acts as the lessee

Future minimum lease payments:

The Company's future minimum lease payments required to be made after
June 30, 2018,
relating to the bareboat chartered-in vessels M/T Stenaweco Energy and M/T Stenaweco Evolution are as follows:

Year ending December 31,	Bareboat Charter Lease Payments
2018 (remainder)	3,167
2019	6,282
2020	6,299
2021	6,282
2022	1,034
Total	23,064

B. Lease arrangements, under which the Company acts as the lessor

Charter agreements:

In the period ended
June 30, 2018,
the Company operated
four
vessels (M/T Stenaweco Energy, M/T Stenaweco Evolution, M/T Stenaweco Excellence and M/T Stenaweco Elegance) under time charters with Stena Bulk A/S, two
vessels (M/T Eco Fleet and M/T Eco Revolution) under time charters with BP Shipping Limited (“BP”) and one
vessel (M/T Nord Valiant) under time charter with Dampskibsselskabet Norden A/S.

Furthermore the company has entered into time charter parties for its newbuilding vessels, namely with BP (M/T Eco Bel Air and M/T Eco Beverly Hills), Cargill (M/T Eco Marina Del Ray), Shell Tankers Singapore Private Limited (M/T Eco California) and Central Tanker Chartering Inc (M/T Eco Palm Desert).

Future minimum time-charter receipts, based on the vessels commitments to these non-cancellable time charter contracts, as of
June 30, 2018,
are as follows:

Year ending December 31,	Time Charter receipts
2018 (remainder)	21,350
2019	55,955
2020	62,857
2021	37,935
2022	11,612
2023	5,512
2024	1,329
Total	196,550

In arriving at the minimum future charter revenues, an estimated
20
days off-hire time to perform scheduled dry-docking on each vessel has been deducted, and it has been assumed that no
additional off-hire time is incurred, although there is
no
assurance that such estimate will be reflective of the actual off-hire in the future